Borrowings (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Term Loan B facility	$ 399,937	$ 386,292
Credit facilities	94,375	141,805
Total borrowings	494,312	528,097
Less: Long-term unamortized discount	(12,611)	(1,471)
Less: Current portion of long-term debt, net	(36,170)	(74,031)
Less: Deferred financing costs, net	(6,684)	(2,850)
Long-term debt, net	$ 438,847	$ 449,745